Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 289,290	$ 240,722
Loss from disposal of fixed assets	$ (1,011)